Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 81,166	$ 94,112
Total current	3,731,163	3,520,613
Total loans	3,812,329	3,614,725
30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	20,739	30,558
60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	11,665	5,109
More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	48,762	58,445
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	8,487	3,298
Total current	537,389	466,298
Total loans	545,876	469,596
Commercial loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	2,712
Commercial loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,005	0
Commercial loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	7,482	586
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1	2
Total current	21,522	25,359
Total loans	21,523	25,361
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Overdrafts | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1	2
Commercial loans | Governments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Total current	153,401	112,412
Total loans	153,401	112,412
Commercial loans | Governments | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Governments | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	8,486	3,296
Total current	362,466	328,527
Total loans	370,952	331,823
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	2,712
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,005	0
Commercial loans | Commercial and industrial | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	7,481	584
Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	5,173	6,516
Total current	578,905	603,991
Total loans	584,078	610,507
Commercial real estate loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	392	552
Commercial real estate loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4,781	5,964
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	5,173	6,341
Total current	530,662	575,281
Total loans	535,835	581,622
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	392	377
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Commercial mortgage | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4,781	5,964
Commercial real estate loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	175
Total current	48,243	28,710
Total loans	48,243	28,885
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	175
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate loans | Construction | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	2,585	3,569
Total current	185,090	194,520
Total loans	187,675	198,089
Consumer loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,226	1,172
Consumer loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	518	764
Consumer loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	841	1,633
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4	17
Total current	8,357	5,565
Total loans	8,361	5,582
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	0	0
Consumer loans | Overdrafts | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	4	17
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	245	334
Total current	19,050	19,648
Total loans	19,295	19,982
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	7	86
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	12	23
Consumer loans | Automobile financing | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	226	225
Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	769	935
Total current	78,236	77,606
Total loans	79,005	78,541
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	422	366
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	177	177
Consumer loans | Credit card | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	170	392
Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	1,567	2,283
Total current	79,447	91,701
Total loans	81,014	93,984
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	797	720
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	329	564
Consumer loans | Other consumer | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	441	999
Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	64,921	80,729
Total current	2,429,779	2,255,804
Total loans	2,494,700	2,336,533
Residential mortgage loans | 30 - 59 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	19,121	26,122
Residential mortgage loans | 60 - 89 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	10,142	4,345
Residential mortgage loans | More than 90 days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due loans	$ 35,658	$ 50,262